SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 57,218	¥ 417,651	¥ 640,209	¥ 1,154,114
Cost of revenues	(28,949)	(211,311)	(332,774)	(651,578)
Fulfilment	(10,429)	(76,126)	(107,472)	(160,680)
Sales and marketing	(13,284)	(96,965)	(121,039)	(214,783)
Technology and content	(6,251)	(45,627)	(53,490)	(81,382)
General and administrative	(17,873)	(130,462)	(120,951)	(145,857)
Other operating income	896	6,544	14,898	21,599
Loss from operations	$ (18,672)	(136,296)	(80,619)	(78,567)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		417,651	640,209	1,154,114
Cost of revenues		(211,311)	(332,774)	(651,578)
Fulfilment		(76,126)	(107,472)	(160,680)
Sales and marketing		(96,965)	(121,039)	(214,783)
Technology and content		(45,627)	(53,490)	(81,382)
General and administrative		(130,462)	(120,951)	(145,857)
Other operating income		6,544	14,898	21,599
Loss from operations		¥ (136,296)	¥ (80,619)	¥ (78,567)